Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Revenue
Commercialization revenue	$ 2,191	$ 1,969	$ 3,480	$ 3,841
Milestone revenue				15,000
Interest revenue	5	237	21	413
Other revenue	45		45
Total Revenue	2,241	2,206	3,546	19,254
Clinical trial and research & development	(4,913)	(8,225)	(13,410)	(13,827)
Manufacturing production & development	(5,910)	(3,661)	(17,678)	(4,956)
Employee benefits
Salaries and employee benefits	(7,586)	(6,498)	(14,767)	(11,228)
Defined contribution superannuation expenses	(107)	(91)	(191)	(166)
Equity settled share-based payment transactions	(3,540)	(1,643)	(8,421)	(2,447)
Total Employee benefits	(11,233)	(8,232)	(23,379)	(13,841)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(232)	(115)	(443)	(220)
Right of use asset depreciation	(430)	(356)	(839)	(707)
Intellectual property amortization	(387)	(394)	(770)	(788)
Total Depreciation and amortization of non-current assets	(1,049)	(865)	(2,052)	(1,715)
Other Management & administration expenses
Overheads & administration	(1,929)	(2,321)	(3,746)	(4,885)
Consultancy	(1,190)	(1,016)	(2,996)	(2,161)
Legal, patent and other professional fees	(1,620)	(1,087)	(2,895)	(3,979)
Intellectual property expenses (excluding the amount amortized above)	(711)	(658)	(1,280)	(1,252)
Total Other Management & administration expenses	(5,450)	(5,082)	(10,917)	(12,277)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	1,462	(595)	16,569	(882)
Total Fair value remeasurement of contingent consideration	1,462	(595)	16,569	(882)
Other operating income and expenses
Government grant revenue			17
Foreign exchange gains/(losses)	296	143	378	375
Total Other operating income and expenses	296	143	395	375
Finance (costs)/gains
Remeasurement of borrowing arrangements	(2,932)	(1,060)	(3,955)	(779)
Interest expense	(3,994)	(3,602)	(7,921)	(7,179)
Total Finance costs	(1,062)	(2,542)	(3,966)	(6,400)
Loss before income tax	$ (25,618)	$ (26,853)	$ (50,892)	$ (34,269)